Dechert LLP
                             1775 I Street, N.W.
                            Washington, D.C. 20006
                                (202) 261-3300


                                 May 6, 2008


Via Electronic Transmission

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


              Re: Fenimore Asset Management Trust (the "Registrant") File Nos. 33-7190 and 811-4750
                    ------------------------------


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant and its two separate investment series, FAM Value Fund and FAM Equity-Income Fund (the "Funds"), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 37 which was filed on May 1, 2008. The text of Post-Effective Amendment No. 37 was filed electronically.

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3371.




                                               Sincerely,

                                               /s/ Cynthia D. Baughman
                                               -----------------------
                                               Cynthia D. Baughman